SCHEDULE OF CONTRACT LIABILITIES (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities - beginning of period/year	$ 5,008	$ 3,654
A change in time frame for a performance obligation satisfied	(6,405)	(11,747)
Advance received	5,511	13,205
Translation adjustment	(115)	(104)
Contract liabilities - subtotal	3,999	5,008
Less: contract liabilities to related parties	(1,360)	(2,483)
Contract liabilities - end of period/year	$ 2,639	$ 2,525